Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2019
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Feb. 28, 2019
MainStay MacKay California Tax Free Opportunities Fund | Class R6
Prospectus:
Trading Symbol	MSODX
MainStay MacKay California Tax Free Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	MSCVX
MainStay MacKay California Tax Free Opportunities Fund | Class I
Prospectus:
Trading Symbol	MCOIX
MainStay MacKay California Tax Free Opportunities Fund | Class C
Prospectus:
Trading Symbol	MSCCX
MainStay MacKay California Tax Free Opportunities Fund | Class A
Prospectus:
Trading Symbol	MSCAX
MainStay MacKay High Yield Municipal Bond Fund | Class R6
Prospectus:
Trading Symbol	MMHEX
MainStay MacKay High Yield Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	MMHIX
MainStay MacKay High Yield Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	MMHDX
MainStay MacKay High Yield Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	MMHAX
MainStay MacKay High Yield Municipal Bond Fund | Investor Class
Prospectus:
Trading Symbol	MMHVX
MainStay MacKay New York Tax Free Opportunities Fund | Class R6
Prospectus:
Trading Symbol	MNODX
MainStay MacKay New York Tax Free Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	MNOVX
MainStay MacKay New York Tax Free Opportunities Fund | Class I
Prospectus:
Trading Symbol	MNOIX
MainStay MacKay New York Tax Free Opportunities Fund | Class C
Prospectus:
Trading Symbol	MNOCX
MainStay MacKay New York Tax Free Opportunities Fund | Class A
Prospectus:
Trading Symbol	MNOAX